UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 97.7%
	FINANCE AND INSURANCE ― 8.8%
800	BlackRock, Inc.	$274,024
4,400	JPMorgan Chase & Co.	273,416
2,500	PNC Financial Services Group, Inc. (The)	203,475
		750,915
	INFORMATION ― 12.0%
7,800	AT&T, Inc.	337,038
1,700	Disney Walt Co.	166,294
3,500	Time Warner, Inc.	257,390
4,700	Verizon Communications, Inc.	262,448
		1,023,170
	MANUFACTURING ― 59.9%
500	Allergan PLC *	115,545
3,900	Apple, Inc.	372,840
1,300	Boeing Co. (The)	168,831
2,400	Chevron Corp.	251,592
10,800	Cisco Systems, Inc.	309,852
5,400	Dow Chemical Co. (The)	268,434
9,600	EMC Corp	260,832
9,000	Ford Motor Co.	113,130
5,700	General Electric Co.	179,436
7,400	General Motors Co. - Class C	209,420
2,800	Honeywell International, Inc.	325,696
8,400	Intel Corp.	275,520
2,400	Johnson & Johnson	291,120
3,300	Medtronic PLC - ADR (1)	286,341
3,400	Pepsico, Inc.	360,196
9,200	Pfizer, Inc.	323,932
5,200	QUALCOMM, Inc.	278,564
2,300	Raytheon Co.	312,685
1,700	United Technologies Corp.	174,335
1,300	Whirlpool Corp.	216,632
		5,094,933

	PROFESSIONAL, SCIENTIFIC AND TECHNICAL SERVICES ― 0.5%
300	International Business Machines Corp.	45,534

	RETAIL TRADE ― 10.6%
3,600	CVS Health Corp.	344,664
2,700	Home Depot, Inc. (The)	344,763
3,700	Ross Stores, Inc.	209,753
		899,180
	TRANSPORTATION AND WAREHOUSING ― 5.9%
6,600	Delta Air Lines, Inc.	240,438
3,000	Union Pacific Corp.	261,750
		502,188
	TOTAL COMMON STOCKS
	(Cost $8,110,995)	8,315,920

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

Number of
Shares	Value
EXCHANGE TRADED FUND ― 2.9%
1,400	SPDR Dow Jones Industrial Average ETF Trust	$250,712
TOTAL EXCHANGE TRADED FUND
(Cost $247,450)	250,712

SHORT-TERM INVESTMENT ― 2.8%
242,322	Fidelity Institutional Money Market Funds - 0.257% (2)	242,322
TOTAL SHORT-TERM INVESTMENT
(Cost $242,322)	242,322

TOTAL INVESTMENTS ― 103.4%
(Cost $8,600,767)	8,808,954
Liabilities in Excess of Other Assets ― (3.4)%	(292,638)
TOTAL NET ASSETS ― 100.0%	$8,516,316

Percentages are stated as a percent of net assets.

* Non-Income Producing
(1) Foreign Security denominated in U.S. Dollars
(2) The rate is the annualized seven-day yield at period end.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows*:

Cost of Investments	$8,600,767
Gross Unrealized Appreciation	465,090
Gross Unrealized Depreciation	(256,903)
Net Unrealized Appreciation	$208,187

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

CALL OPTIONS WRITTEN - 4.0%	Expiration Date	Exercise Price	Contracts	Value
Allergan PLC	10/21/2016	240.00	5	$6,025
Apple, Inc.	8/19/2016	105.00	35	1,295
Apple, Inc.	1/20/2017	105.00	4	1,138
AT&T, Inc.	7/1/2016	38.50	78	36,465
BlackRock, Inc.	10/21/2016	360.00	8	7,120
Boeing Co. (The)	11/18/2016	135.00	13	5,915
Chevron Corp.	7/15/2016	103.00	24	6,432
Cisco Systems, Inc.	10/21/2016	28.00	108	16,200
CVS Health Corp.	7/29/2016	95.00	30	5,820
CVS Health Corp.	8/19/2016	95.00	6	1,641
Delta Air Lines, Inc.	7/15/2016	40.00	57	1,283
Delta Air Lines, Inc.	7/15/2016	44.00	9	23
Dow Chemical Co. (The)	7/8/2016	53.00	54	729
EMC Corp.	1/19/2018	27.00	96	19,344
Ford Motor Co.	9/16/2016	14.75	90	360
General Electric Co.	10/21/2016	31.00	57	8,123
General Motors Co.	9/16/2016	31.00	74	2,479
Home Depot, Inc. (The)	8/19/2016	135.00	27	1,998
Honeywell International, Inc.	12/16/2016	120.00	28	10,010
Intel Corp.	7/15/2016	32.00	28	2,968
Intel Corp.	10/21/2016	30.00	56	18,620
International Business Machines Corp.	7/15/2016	152.50	3	507
Johnson & Johnson	10/21/2016	110.00	24	28,920
JPMorgan Chase & Co.	7/15/2016	65.00	29	551
JPMorgan Chase & Co.	9/16/2016	62.50	5	1,078
JPMorgan Chase & Co.	9/16/2016	65.00	10	1,115
Medtronic PLC	8/19/2016	77.50	24	22,320
Medtronic PLC	8/19/2016	80.00	9	6,210
PepsiCo., Inc.	7/15/2016	105.00	34	6,732
Pfizer, Inc.	7/15/2016	36.00	13	98
Pfizer, Inc.	8/19/2016	35.00	79	6,913
PNC Financial Services Group Inc. (The)	8/19/2016	90.00	25	450
QUALCOMM, Inc.	8/19/2016	55.00	25	3,350
QUALCOMM, Inc.	10/21/2016	57.50	27	2,849
Raytheon Co.	8/19/2016	130.00	23	16,215
Ross Stores, Inc.	11/18/2016	57.50	37	11,563
SPDR Dow Jones Industrial Average ETF Trust	7/15/2016	175.00	14	6,440
Time Warner, Inc.	10/21/2016	75.00	35	10,483
Union Pacific Corp.	8/19/2016	77.50	30	31,125
United Technologies Corp.	8/19/2016	105.00	17	2,142
Verizon Communications, Inc.	7/15/2016	52.50	47	15,628
Walt Disney Co. (The)	7/15/2016	100.00	17	400
Whirlpool Corp.	9/16/2016	170.00	13	8,840

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $267,481)				$337,912

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Principal Amount		Rate (1)	Maturity	Value
	BANK LOANS - 85.5%
	AUTOMOTIVE - 2.2%
$748,067.00	Avis Budget Car Rental, LLC.	3.25%	3/15/2022	$750,251

	BEVERAGE & TOBACCO - 1.4%
500,000	NBTY, Inc.	5.00	5/5/2023	496,965

	BUSINESS EQUIPMENT & SERVICES - 19.4%
1,000,000	Abacus Innovations Corporation	2.75	6/9/2023	1,000,415
249,375	CHG Healthcare Services, Inc.	4.75	6/7/2023	249,765
500,000	Ciena Corporation	4.25	4/26/2021	500,625
498,708	IG Investments Holdings, LLC	6.00	10/29/2021	497,045
1,005,027	Microsemi Corporation	3.75	1/17/2023	1,004,610
498,737	TIBCO Software, Inc.	6.50	7/29/2016	458,527
834,437	USA GM Hold Co LLC	5.50	7/28/2022	827,136
165,563	USA GM Hold Co LLC	5.50	7/28/2022	164,114
1,000,000	Vertafore, Inc.	4.75	6/6/2023	997,815
1,000,000	West Corporation	3.75	6/19/2023	997,970
				6,698,022
	CABLE & SATELLITE TELEVISION - 4.3%
1,000,000	Numericable - SFR S.A.	5.00	1/16/2024	994,585
498,737	Wide Open West Finance, LLC	4.50	4/1/2019	498,079
				1,492,664
	CHEMICALS & PLASTICS - 4.3%
500,000	Road Infrastructure Investment, LLC	5.00	6/13/2023	500,158
987,500	U.S. Farathane, LLC	5.75	12/23/2021	988,734
				1,488,892
	CONTAINERS & GLASS PRODUCTS - 4.3%
1,000,000	Berry Plastics Corp.	3.75	10/3/2022	993,680
499,877	Hilex Poly Co. LLC.	6.00	12/3/2021	501,877
				1,495,557
	DRUGS - 4.4%
296,540	Alvogen Pharma US, Inc	6.00	4/4/2022	294,131
748,106	Amneal Pharmaceuticals LLC	4.50	1/1/2019	744,676
498,741	Jaguar Holding Company II	4.25	8/18/2022	494,688
				1,533,495
	ELECTRONICS/ELECTRIC - 4.3%
1,500,000	Prime Security Service Borrower, LLC	4.75	5/2/2022	1,505,309

	FINANCIAL INTERMEDIARIES - 7.1%
997,494	First Eagle Holdings, Inc.	4.75	12/1/2022	980,037
500,000	First Data Corp.	4.20	7/8/2022	496,563
1,000,000	Russell Investments US Institutional Holdco, Inc	6.75	6/1/2023	965,000
				2,441,600
	FOOD SERVICE - 5.8%
500,000	Advance Pierre Foods, Inc.	4.75	6/2/2023	499,375
1,000,000	US Foods, Inc.	4.00	6/27/2023	997,605
500,000	Yum! Brands, Inc. (KFC Holding Co)	3.19	6/16/2023	501,250
				1,998,230
	HEALTH CARE - 6.4%
250,000	ATI Physical TherapyHoldings, LLC	5.50	5/10/2023	250,469
997,458	Kindred Healthcare, Inc.	4.25	4/9/2021	968,781
1,000,000	Prospect Medical Holdings, Inc.	7.00	6/30/2022	991,250
				2,210,500
	LEISURE GOODS/ACTIVITIES/MOVIES - 3.6%
498,741	Life Time Fitness, Inc.	4.25	6/10/2022	487,519
507,500	Regal Cinemas Corp.	3.50	4/1/2022	507,858
250,000	Samsonite International S.A.	4.00	5/12/2023	251,531
				1,246,908
	LODGING & CASINOS - 2.9%
1,000,000	Station Casinos LLC	3.75	6/8/2023	996,040

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

Principal Amount		Rate (1)	Maturity	Value
	PUBLISHING - 2.9%
$1,000,000.00	McGraw-Hill Education Holdings, LLC	5.00%	5/4/2022	$1,000,250

	RETAILERS - 2.9%
249,375	NVA Holdings, Inc	5.50	8/16/2021	249,687
741,891	Pilot Travel Centers, LLC.	3.21	5/25/2023	744,328
				994,015

	UTILITIES - 9.3%
1,000,000	Calpine Corp.	3.64	5/31/2023	991,875
742,008	Essential Power, LLC	4.75	8/3/2019	734,588
1,500,000	NRG Energy, Inc.	3.50	6/30/2023	1,490,813
				3,217,276

	TOTAL BANK LOANS
	(COST $29,469,673)			29,565,974
Shares
	SHORT TERM INVESTMENT - 46.6%
16,134,948	STIT-Government & Agency Portfolio 0.308% (2)			16,134,948

	TOTAL SHORT TERM INVESTMENT
	(COST $16,134,948)			16,134,948

	TOTAL INVESTMENTS -132.1% (Cost $45,604,621)			$45,700,922
	Liabilities in Excess of Other Assets - (32.1)%			(11,094,432)
	NET ASSETS - 100.0%			$34,606,490

Percentages are stated as a percent of net assets.

Footnotes:
(1) Variable rates securities. Rates disclosed as of June 30, 2016.
(2) Rate quoted is seven-day yield at period end.

The cost basis of investment for federal income tax purposes at June 30, 2016, was as follows*:

Cost of Investments	$45,604,621
Gross Unrealized Appreciation	135,626
Gross Unrealized Depreciation	(39,325)
Net Unrealized Appreciation	$96,301

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

The S&P’s industry classification was developed by and/or is the exclusive property of the
Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the “Adviser” or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Security Valuation (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of each Fund’s investments in each category investment type as of June 30, 2016:

Ziegler FAMCO Covered Call Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$8,315,920	-	$-	$8,315,920
Exchange Traded Fund	250,712			250,712
Short-Term Investments	242,322	-	-	242,322
Total	$8,808,954	$-	$-	$8,808,954

Liabilities
Call Options Written	-	(337,912)	-	(337,912)
Total	$-	$(337,912)	$-	$(337,912)

Ziegler Floating Rate Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	29,565,974	$-	$29,565,974
Short-Term Investments	16,134,948	-	-	16,134,948
Total	$16,134,948	$29,565,974	$-	$45,700,922

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
    Christopher E. Kashmerick, President and Principal Executive Officer

Date  August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
  Russell B. Simon, Treasurer and Principal Financial Officer

Date  August 29, 2016